Filed pursuant to Rule 497(e)

File Nos. 333-249784 and 811-23615

PERPETUAL AMERICAS FUNDS TRUST

BARROW HANLEY CONCENTRATED EMERGING MARKETS ESG OPPORTUNITIES FUND

BARROW HANLEY CREDIT OPPORTUNITIES FUND

BARROW HANLEY EMERGING MARKETS VALUE FUND

BARROW HANLEY FLOATING RATE FUND

BARROW HANLEY INTERNATIONAL VALUE FUND

BARROW HANLEY TOTAL RETURN BOND FUND

BARROW HANLEY US VALUE OPPORTUNITIES FUND

JOHCM EMERGING MARKETS DISCOVERY FUND

JOHCM EMERGING MARKETS OPPORTUNITIES FUND

JOHCM INTERNATIONAL OPPORTUNITIES FUND

JOHCM INTERNATIONAL SELECT FUND

REGNAN SUSTAINABLE WATER AND WASTE FUND

TRILLIUM ESG GLOBAL EQUITY FUND

TRILLIUM ESG SMALL/MID CAP FUND

TSW CORE PLUS BOND FUND

TSW EMERGING MARKETS FUND

TSW HIGH YIELD BOND FUND

TSW LARGE CAP VALUE FUND

(together, the “Funds”)

Supplement dated March 19, 2026 to the Statement of Additional Information (“SAI”)

dated February 1, 2026

I.	Disclosure of Portfolio Holdings – JOHCM Funds:

Effective March 31, 2026, JOHCM Emerging Markets Discovery Fund, JOHCM Emerging Markets Opportunities Fund, JOHCM International Opportunities Fund, and JOHCM International Select Fund will make publicly available their complete listing of month-end holdings 15 calendar days after each month-end. Accordingly, effective March 31, 2026, the paragraph under “DISCLOSURE OF PORTFOLIO HOLDINGS – JOHCM Funds” on page 74 of the Funds’ SAI is deleted in its entirety and replaced with the following:

Month-end holdings for the JOHCM Emerging Markets Discovery Fund, the JOHCM Emerging Markets Opportunities Fund, the JOHCM International Opportunities Fund, and the JOHCM International Select Fund are available on the Funds’ website (www.johcm.com) 15 calendar days after each month-end. In addition to this monthly disclosure, each Fund may also make publicly available its portfolio holdings at other dates as may be determined from time to time. To find the month-end portfolio holdings for a Fund, click on “Funds,” select “View all funds” from the dropdown menu, and then navigate to the specific Fund page.

II.	Disclosure of Portfolio Holdings – All Funds:

Effective March 19, 2026, the following paragraph is added to the end of the section entitled “DISCLOSURE OF PORTFOLIO HOLDINGS” on page 76 of the Funds’ SAI:

The Adviser and/or the Subadvisers may advise client accounts (such as separately managed accounts or pooled investment vehicles) that may be subject to different portfolio holdings disclosure policies or arrangements than the Funds. In addition, separate account clients of the Adviser and/or the Subadvisers may have direct access to their separate account portfolio holdings, which are not subject to the portfolio holdings disclosure policies overseen by the Adviser or Subadvisers. Some of the Adviser’s and/or Subadviser’s other pooled investment vehicles, client accounts or products may have substantially similar investment objectives and strategies as the Funds and therefore potentially similar portfolio holdings as the Funds.

This Supplement should be retained for future reference.